UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 12/31/2012


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maureen Gaare
Title:   Chief Compliance Officer
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Maureen Gaare	    Solana Beach, CA              01/28/2013
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total: 200691000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      598    11250 SH       Sole                     9700              1550
AT&T                           COM              00206r102     1113    33012 SH       Sole                    32912               100
Aaron's, Inc.                  COM              002535300      770    27223 SH       Sole                    27223
Abbott Labs                    COM              002824100     4128    63016 SH       Sole                    61211              1805
Ace Limited                    COM              H0023r105     3114    39023 SH       Sole                    37943              1080
Align Technology               COM              016255101     2670    96230 SH       Sole                    92360              3870
Amazon.Com Inc                 COM              023135106     2536    10109 SH       Sole                     9762               347
American Tower Corp            COM              03027x100      756     9789 SH       Sole                     9789
Apache Petroleum               COM              037411105     2653    33794 SH       Sole                    32394              1400
Apple Computer Corp.           COM              037833100     2995     5627 SH       Sole                     5334               293
BCE Inc                        COM              05534b760      373     8675 SH       Sole                     8595                80
Bank of New York Co. Inc       COM              064058100     3729   145110 SH       Sole                   139935              5175
Becton Dickinson & Co          COM              075887109      472     6040 SH       Sole                     5990                50
Bed Bath & Beyond              COM              075896100     1616    28910 SH       Sole                    28910
Berkshire Hathaway Cl B        COM              084670702     4354    48540 SH       Sole                    47110              1430
British American Tobacco plc   COM              110448107     3823    37760 SH       Sole                    36470              1290
Chevron Texaco Corp.           COM              166764100     4937    45658 SH       Sole                    44318              1340
Cisco Systems Inc.             COM              17275R102     2872   146139 SH       Sole                   141469              4670
Clorox Co.                     COM              189054109     3491    47683 SH       Sole                    46298              1385
Coca Cola                      COM              191216100      403    11115 SH       Sole                    11115
Colgate-Palmolive Co.          COM              194162103      219     2099 SH       Sole                     2099
ConocoPhillips                 COM              20825C104      585    10085 SH       Sole                    10025                60
Consumer Discretionary Select  COM              81369y407      768    16199 SH       Sole                    16034               165
Consumer Staples Select Sector COM              81369Y308      803    23020 SH       Sole                    22795               225
Costco Whsl Group              COM              22160K105      842     8529 SH       Sole                     8529
Covidien Ltd                   COM              g2554f113     2502    43335 SH       Sole                    41580              1755
Cummins Inc.                   COM              231021106     3065    28286 SH       Sole                    27326               960
Danaher Corp Del               COM              235851102     4298    76896 SH       Sole                    74501              2395
EMC Corporation                COM              268648102     2969   117348 SH       Sole                   113008              4340
Emerson Electric               COM              291011104      644    12160 SH       Sole                    12090                70
Exxon Mobil                    COM              30231G102     3247    37517 SH       Sole                    36542               975
Financial Select Sector - SPDR COM              81369Y605      930    56717 SH       Sole                    56257               460
General Electric               COM              369604103     4109   195781 SH       Sole                   188551              7230
Genuine Parts                  COM              372460105      384     6040 SH       Sole                     5980                60
Google Inc.                    COM              38259p508     4500     6361 SH       Sole                     6112               249
Guggenheim S&P Equal Weight En COM              78355w866      789    12355 SH       Sole                    12225               130
Guggenheim S&P Equal Weight He COM              78355w841      883    11265 SH       Sole                    11160               105
HomeDepot                      COM              437076102     3650    59016 SH       Sole                    57402              1614
IBM                            COM              459200101     4022    20996 SH       Sole                    20169               827
Intel                          COM              458140100      302    14665 SH       Sole                    14665
Intercontinental Exchange      COM              45865v100     2571    20769 SH       Sole                    20189               580
JP Morgan Chase & Co.          COM              46625H100     4497   102280 SH       Sole                    99245              3035
Johnson & Johnson              COM              478160104      833    11890 SH       Sole                    10960               930
Kinder Morgan Inc              COM              49456b101     3024    85590 SH       Sole                    83265              2325
Laboratory Corp of America     COM              50540r409     2055    23730 SH       Sole                    22845               885
Life Technologies Corporation  COM              53217v109     2687    54795 SH       Sole                    52850              1945
Lorillard Inc.                 COM              544147101      261     2235 SH       Sole                     2210                25
MSCI Emerging Markets Index Fu COM              464287234     6057   136583 SH       Sole                   134933              1650
MSCI Germany - iShares         COM              464286806     3881   157109 SH       Sole                   155124              1985
MSCI Pacific ex-Japan - iShare COM              464286665      334     7085 SH       Sole                     7025                60
MSCI Singapore - iShares       COM              464286673     3538   258426 SH       Sole                   255426              3000
MSCI Switzerland - iShares     COM              464286749     4336   161806 SH       Sole                   159686              2120
McDonald's Corp.               COM              580135101     3033    34389 SH       Sole                    33354              1035
Merck & Co. Inc. Newcom        COM              58933Y105      415    10140 SH       Sole                    10050                90
Microsoft Corp.                COM              594918104      542    20300 SH       Sole                    20200               100
Monsanto Corp.                 COM              61166W101      720     7602 SH       Sole                     7602
NextEra Energy                 COM              65339f101     3526    50968 SH       Sole                    49388              1580
Northern Trust Corp            COM              665859104      395     7880 SH       Sole                     7880
Novartis ADR                   COM              66987V109      589     9300 SH       Sole                     9240                60
Oracle Corp.                   COM              68389X105     3445   103394 SH       Sole                    99484              3910
Paychex                        COM              704326107      394    12660 SH       Sole                    12550               110
PepsiCo Inc.                   COM              713448108     4010    58603 SH       Sole                    56548              2055
Pfizer                         COM              717081103     2693   107361 SH       Sole                   103921              3440
Philip Morris Intl Inc.        COM              718172109      332     3964 SH       Sole                     3964
Procter & Gamble               COM              742718109      700    10305 SH       Sole                    10305
Qualcomm                       COM              747525103     5487    88693 SH       Sole                    86168              2525
Range Resources Corp           COM              75281a109     2372    37745 SH       Sole                    36115              1630
Raytheon                       COM              755111507      518     9000 SH       Sole                     8940                60
Rogers Communication           COM              775109200      309     6790 SH       Sole                     6790
Russell Mid-Cap Growth - iShar COM              464287481      448     7139 SH       Sole                     5559              1580
Russell Mid-Cap Index Fund - i COM              464287499     5464    48313 SH       Sole                    47648               665
S&P Global Industrial Index -  COM              464288729      734    13375 SH       Sole                    13280                95
S&P Global Technology Index -  COM              464287291     1250    18575 SH       Sole                    18360               215
S&P Global Telecom Sector - iS COM              464287275      202     3537 SH       Sole                     3507                30
Siemens AG ADR                 COM              826197501      594     5425 SH       Sole                     5425
Starbucks Inc.                 COM              855244109      300     5601 SH       Sole                     4601              1000
TJX Co Inc.                    COM              872540109     5006   117922 SH       Sole                   114807              3115
The Southern Company           COM              842587107      546    12760 SH       Sole                    12680                80
Toronto Dominion Bank          COM              891160509      524     6215 SH       Sole                     6170                45
U.S. Bancorp New               COM              902973304     3974   124413 SH       Sole                   120953              3460
Union Pacific Corp             COM              907818108     3272    26025 SH       Sole                    25125               900
Vanguard Materials             COM              92204a801     3325    39487 SH       Sole                    38962               525
Vanguard Total Stock Market ET COM              922908769      788    10753 SH       Sole                    10574               179
Verizon Communications         COM              92343V104     2929    67689 SH       Sole                    65099              2590
Walt Disney Co's.              COM              254687106     2421    48621 SH       Sole                    46876              1745
Wells Fargo New                COM              949746101      990    28955 SH       Sole                    28955
Digital Realty Trust           REL              253868103      422     6220 SH       Sole                     6160                60
Realty Income Corp.            REL              756109104     3695    91881 SH       Sole                    90661              1220
Gold Trust - SPDR              OAS              78463v107    13337    82318 SH       Sole                    81260              1058